SUPPLEMENT dated March 7, 1997


                     To the PROSPECTUS Dated May 1, 1996 of

                           STANDISH SECURITIZED FUND




         The  following   replaces  the  fifth   paragraph   under  the  caption
"Management" on page 14 of the Prospectus:

         The Fund's portfolio manager is Dolores S. Driscoll, who has been a portfolio manager of the Fund since the Fund's inception in August 1989. During the past five years, Ms. Driscoll has served as a Managing Director of the Adviser.